Share-Based Payments	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
24.	SHARE-BASED PAYMENTS

Equity-settled share-based payment transactions - share option scheme - 2022 Equity Plan and MoneyHero Equity Plan

On December 16, 2022, the Board of Directors of the Company approved the 2022 Equity Plan, which is administrated by the Board of Directors. The Company operates the share option scheme primarily for the purpose of providing incentives and rewards to eligible participants (including key management and other employees of the Group) who contribute to the long-term growth and profitability of the Group. Eligible participants of the share option scheme are granted options to subscribe for ordinary shares of the Company (the “2022 Share Options”). The 2022 Share Options granted typically have a term of ten years and vest over 45 to 48 months based on continued services. Certain of the 2022 Share Options have other vesting conditions relating to the performance of the Group which are non-market performance vesting conditions and are included in the assumptions about the number of equity instruments that are expected to vest. Upon the occurrence of certain triggering events, 50% of the unvested 2022 Share Options will vest, and the remaining 50% will vest on the first anniversary of such event, with certain conditions such as the participants’ continued employment with the Group. Upon the occurrence of such event, the Board of Directors may (in its sole discretion), with respect to any or all of the 2022 Share Options that are outstanding and vested at such time, take certain actions including, and depending on the conditions, (a) to provide for the assumption, substitution or continuation of such vested 2022 Share Options or the adjustment of performance criteria or acceleration of vesting; (b) to cash out the excess of fair market value of the share of the Company to be awarded over the exercise price of the 2022 Share Options; (c) to unilaterally terminate all or any portion of such vested 2022 Share Options for no consideration if the exercise price of the 2022 Share Options equals to or exceeds the fair market value of the share of the Company; or (d) to convert into equity securities of the listing vehicle in applicable cases.

2022 Share Options do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

Following the consummation of the Capital Reorganization (note 1), all outstanding share options under the 2022 Equity Plan were replaced by share options issued under the Company’s new equity plan (the “MoneyHero Share Options” issued under “MoneyHero Equity Plan”) at an exchange ratio of 0.307212 MoneyHero Share Options for each of the 2022 Share Option. There was no incremental fair value in addition to the original grant-date fair value of original 2022 Share Options to be recognized.

A summary of the movements in the number of share options under the 2022 Equity Plan, which was subsequently replaced by the MoneyHero Share Options, held by employees and key management personnel of the Group which were granted in respect of their services rendered to the Group is as follows:

	2025		2024
	Weighted		Weighted
	average		average
	exercise price	Number of	exercise price	Number of
	US$ per share	options	US$ per share	options
At January 1,	0.0001	690,055	0.0001	2,879,571
Granted during the year	-	-	0.0001	51,419
Forfeited during the year	-	-	0.0001	(647,602)
Exercised during the year	0.0001	(339,572)	0.0001	(1,593,333)
At December 31,	0.0001	350,483	0.0001	690,055

The weighted average share price at the date of exercise for share options exercised during the year ended December 31, 2025 was US$1.16 per share (2024: US$1.21 per share).

The exercise prices and the remaining contractual life of the MoneyHero Share Options held by employees and key management personnel of the Group outstanding as at the end of the reporting period are as follows:

	Remaining contractual life (years)	Exercise price US$ per share	Number of Share Option exercisable at the end of reporting period

2025	7 – 7.15	0.0001	350,483
2024	8 – 8.15	0.0001	690,055

The fair values of MoneyHero Share Options granted during the year ended December 31, 2024 were estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Dividend yield (%)	-
Risk-free interest rate (%)	3.94
Exit rate (%)	25
Exercise multiples (%)	220
Volatility (%)	63
Expected life of options (years)	9
Fair value of underlying Ordinary Share (US$ per share)	1.03

The fair values of 2022 Share Options granted during the year ended December 31, 2023 before the Capital Reorganization were estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Dividend yield (%)	-
Risk-free interest rate (%)	3.49 - 3.87
Exit rate (%)	25
Exercise multiples (%)	220 - 280
Volatility (%)	60 - 62
Expected life of options (years)	10
Fair value of underlying Ordinary Share (US$ per share)	0.43 - 1.82

The Group estimated the expected volatility based on the historical volatility of similar companies that are publicly-traded given the Company has been a private company that lacks information on share price volatility before the Capital Reorganization. The Company selected companies with similar characteristics, including invested capital’s value, business model, risk profiles, position within the industry, and with historical share price information sufficient to meet the contractual lives of the Company’s options. Further, the expected dividend yield was determined to be 0% since the Company had not historically declared or paid dividends nor does it plan to do so in the foreseeable future. The Company also estimated the risk-free interest rates based the yield of U.S. Treasury Strips with maturity life equal to the contractual lives of the options of 10 years. The estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser.

Equity-settled share-based payment transactions – restricted share scheme – MoneyHero Equity Plan

The Group established a Restricted Share Units Scheme (“RSU Scheme”) with the intention of granting restricted share units (“RSU”) to selected employees and certain new joiners. The purpose of this scheme is to acknowledge, reward employee contributions and attract new talents, while also providing incentives to enhance the Group’s performance and maximize value for the benefit of both the Group and its shareholders.

The restricted shares granted under RSU Scheme are Class A ordinary shares, and they are issued without a subscription price. The RSUs are subject to vesting restrictions determined by the employee’s grade and position, as follows:

●	100% vest upon date of grant; or

●	33.3% of the RSUs vest upon the date of grant, followed by 33.3% vest on first anniversary from the date of grant, and 33.4% vest on second anniversary from the date of grant;

●	33.3% of the RSUs vest on the first anniversary from the date of employment, followed by 33.3% vest on second anniversary from the date of employment, and 33.4% vest on third anniversary from the date of employment.

For the year ended December 31, 2024, the Group estimated that approximately 2,076,000 RSUs will be granted to certain employees and new joiners under the RSU Scheme based on an announcement from the CEO to the employees and board approval of the RSU Scheme in October 2024. As the employees has begun rendering the service before the grant date, an estimated cost of the services is recognized in advance of the grant date in February 2025 when the precise terms and conditions of the RSU Scheme are finalized. The estimated fair values of the awarded shares underlying the RSUs are at a range of US$0.7203 to US$1.025 per share based on the market trading price of the share at the grant date.

For the year ended December 31, 2025, US$1,288,714 (2024: US$1,195,000) of equity-settled share-based payment expense relate to RSUs was charged to the profit or loss.

Equity-settled Transactions – Others

On November 6, 2023, the Company allotted and issued 325,000 Class A Ordinary Shares of the Company of US$0.0001 each for the settlement to a third party for its professional services rendered. The Company measured the fair value of services received at the market price of the services, which was $500,000 and charged to profit or loss for the year ended December 31, 2023.